Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico 21st Century Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico 21st Century Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Focused Equities Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund III. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico Focused Equities Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund III. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Global Fund	7/1/2015
The Effective Date of the changes, including the change to the Fund’s name, described in the Supplement to the Prospectus of the Fund dated September 23, 2015, is hereby changed from November 30, 2015 to November 20, 2015.

Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Growth Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund V. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico Growth Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund V. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk and Focused Portfolio Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Columbia Marsico 21st Century Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico 21st Century Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund II. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico 21st Century Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund II. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Marsico 21st Century Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Columbia Marsico Focused Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Focused Equities Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund III. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico Focused Equities Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund III. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk, Focused Portfolio Risk and Small- and Mid-Cap Company Securities Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology sector.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Marsico Focused Equities Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%
Columbia Marsico Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Global Fund	7/1/2015
The Effective Date of the changes, including the change to the Fund’s name, described in the Supplement to the Prospectus of the Fund dated September 23, 2015, is hereby changed from November 30, 2015 to November 20, 2015.

Columbia Marsico Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst_SupplementTextBlock
Supplement dated November 20, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Growth Fund	7/1/2015
Effective November 20, 2015 (the Effective Date), Marsico Capital Management, LLC (Marsico) no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC (the Investment Manager) assumes the day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Columbia Large Cap Growth Fund V. Accordingly, on the Effective Date, all references in the prospectus to Marsico are hereby deleted and all references to Columbia Marsico Growth Fund are hereby deleted and replaced with Columbia Large Cap Growth Fund V. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
In connection with the changes described in this Supplement, management has discussed with the Fund’s Board of Trustees a proposal to merge the Fund into another Columbia Fund managed by the Investment Manager in a substantially similar manner as the Fund will be managed following the Effective Date. Assuming required approvals from the Board of Trustees and shareholders are obtained, the merger is currently expected to occur in the second quarter of 2016.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The information under the heading "Principal Risks" in the "Summary of the Fund" section is hereby revised to remove Emerging Market Securities Risk and Focused Portfolio Risk and add the following:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
The rest of the section remains the same.
The information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following:
Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
 Also, the information under the heading "Performance Information” in the "Summary of the Fund" section is hereby revised to add the following information to the "Average Annual Total Returns After Applicable Sales Charges" table:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%

The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term, above-average earnings growth. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Marsico Growth Fund | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	8.49%